Deferred Income Tax - Summary of Deductible and Taxable Temporary Differences in Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax liabilities	$ 2,868	$ 2,734
Deferred tax assets	(88)	(109)
Net deferred income tax liability	2,780	2,625	$ 2,484
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit schemes	52	98
Revaluation of derivative financial instruments to fair value	6	4
Tax loss carryforwards (primarily income tax losses)	87	93
Share-based payment expense	40	54
Provisions for liabilities, inventories, receivables and payables	474	446
Lease liabilities	263	335
Other deductible temporary differences	79	87
Total	$ 1,001	$ 1,117